Business Combination (Details) - USD ($)	1 Months Ended
	Mar. 17, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combination (Textual)
Share capital			$ 143,375,678	$ 143,375,678
Treasury shares in amount			$ 20,102,500	$ 15,050,000
IGI [Member]
Business Combination (Textual)
Business combination value	$ 80,000,000
Business combination, description	(1) 29,759,999 common shares to former shareholders of IGI in exchange for their IGI shares and (2) 18,687,307 common shares to former stockholders of Tiberius, including (i) 9,339,924 common shares issued in exchange for public shares of Tiberius common stock that remained outstanding and not redeemed immediately prior to the closing of the Business Combination, (ii) 4,132,500 common shares issued in exchange for Tiberius founder shares, including 3,012,500 common shares subject to vesting at prices ranging from USD 11.50 to USD 15.25 per share, (iii) 2,900,000 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement pursuant to forward purchase agreements, and (iv) 2,314,883 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement. In connection with the finalization of the purchase price under the Business Combination Agreement, all escrow shares were released from escrow and 8,555 shares were cancelled. Following the cancellation, the Group has 48,438,751 shares outstanding (including the 3,012,500 unvested shares)
Business combination of warrants, description	The Company issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company. Immediately following the consummation of the Business Combination, the Company had outstanding 48,447,306 common shares (including 3,012,500 common shares subject to vesting but which are issued and outstanding for purposes of voting and receipt of dividends) and 17,250,000 warrants.
Share capital	$ 143,375,678
Treasury shares in amount	20,102,500
Additional paid in capital	2,773,000
Incurred listing expenses amount	$ 3,366,390
Percentage of acquisition	100.00%